Related party transactions (Details) - Schedule of total amount of transactions - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Related party transactions (Details) - Schedule of total amount of transactions [Line Items]
Sales of goods and services	€ 491		€ 3,854		€ 22
Purchase of goods and services	(4,839)		(2,181)		(4,643)
Other income	50		21
Other expense	(6,205)		(5,906)		(5,702)
Interest expense	(61)		(1,995)		(1,416)
Transactions with shareholders [Member]
Related party transactions (Details) - Schedule of total amount of transactions [Line Items]
Sales of goods and services	76	[1]	1,601	[1]		[2]
Purchase of goods and services	(151)	[1]	(26)	[1]	(371)	[2]
Other income	15	[1]		[1]		[2]
Other expense	(80)	[1]	(457)	[1]	(2,451)	[2]
Interest expense	(2)	[1]	(1,995)	[1]	(1,368)	[2]
Transactions with affiliated companies [Member]
Related party transactions (Details) - Schedule of total amount of transactions [Line Items]
Sales of goods and services	262	[1]	2,253	[1]	22	[2]
Purchase of goods and services	(4,603)	[1]	(2,073)	[1]	(4,197)	[2]
Other income	35	[1]	21	[1]		[2]
Other expense	(6,027)	[1]	(5,402)	[1]	(3,195)	[2]
Interest expense	(59)	[1]		[1]	(48)	[2]
Transactions with associated companies [Member]
Related party transactions (Details) - Schedule of total amount of transactions [Line Items]
Sales of goods and services	153
Purchase of goods and services	(85)		(81)		(75)
Other income
Other expense	(98)		(47)		(54)
Interest expense
Transactions with related persons [Member]
Related party transactions (Details) - Schedule of total amount of transactions [Line Items]
Sales of goods and services
Purchase of goods and services
Other income
Other expense					(2)
Interest expense

[1]	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the shareholders.
[2]	Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH as well as any subsidiaries of Robert Bosch GmbH. Transactions with affiliates include transaction with subsidiaries of ADS